Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details - amounts due from financial institutions) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Interbank deposits	R$ 2,451,736	R$ 2,383,526
Loans to financial institutions	1,236,536	1,845,665
Interbank onlendings	31,487	31,805
Expected loss	(1,253)	(2,140)
Total	R$ 3,718,506	R$ 4,258,856